As filed with the Securities and Exchange Commission on April 25, 2003

Registration No. 333-01713

SECURITIES AND EXCHANGE COMMISSION

Washington D.C. 20549

FORM N-6

File No. 811-5563

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 19	☒

and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 25	☒

PACIFIC SELECT EXEC SEPARATE ACCOUNT OF

PACIFIC LIFE INSURANCE COMPANY

(Exact Name of Registrant)

PACIFIC LIFE INSURANCE COMPANY

(Name of Depositor)

700 Newport Center Drive

P.O. Box 9000

Newport Beach, California 92660

(Address of Depositor’s Principal Executive Office)

(949) 219-3743

(Depositor’s Telephone Number, including Area Code)

Diane N. Ledger

Vice President

Pacific Life Insurance Company

700 Newport Center Drive

P.O. Box 9000

Newport Beach, California 92660

(Name and Address of Agent for Service of Process)

Copies to:

Jeffrey S. Puretz

Dechert

1775 Eye Street, N.W.

Washington, D.C. 20006-2401

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)

☐	on May 1, 2003 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on pursuant to paragraph (a)(1)

If appropriate, check the following box:

☒	This post-effective amendment designates a new date for a previously filed post-effective amendment. Such effective date shall be April 30, 2003.

Title of securities being registered: Interests in the Separate Account under Pacific Select Estate Preserver Last Survivor Flexible Premium Variable Life Insurance Policies and Pacific Select Estate Preserver III Last Survivor Flexible Premium Variable Life Insurance Policies.

Filing Fee:  None

This Post-Effective Amendment No. 19 is being filed pursuant to Rule 485 (b)(1)(iii) under the Securities Act of 1933 for the sole purpose of delaying the effective date of Post-Effective Amendment No. 17 to Registration Statement No. 333-01713 filed pursuant to Rule 485 (a) under the Securities Act of 1933 on February 21, 2003, the effectiveness of which was previously delayed by Post-Effective Amendment No. 18 filed on April 17, 2003. The contents of Post-Effective Amendment No. 17 are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 19 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date
Thomas C. Sutton*	Director, Chairman of the Board and Chief Executive Officer	, 2003
Glenn S. Schafer*	Director and President	, 2003
Khanh T. Tran*	Director, Executive Vice President and Chief Financial Officer	, 2003
David R. Carmichael*	Director, Senior Vice President and General Counsel	, 2003
Audrey L. Milfs*	Director, Vice President and Corporate Secretary	, 2003
Edward R. Byrd*	Vice President and Controller	, 2003
Brian D. Klemens*	Vice President and Treasurer	, 2003
James T. Morris*	Executive Vice President	, 2003

*By:	/s/ DAVID R. CARMICHAEL	April 25, 2003
David R. Carmichael as attorney-in-fact

(Powers of Attorney are contained as Exhibit 9 in Post-Effective Amendment No. 16 to the Registration Statement on Form S-6 of Pacific Select Exec Separate Account, File No. 333-01713, Accession No. 0001017062-02-000857, and incorporated by reference herein.)